CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 15, 2023	Feb. 15, 2023	Dec. 27, 2022	Jul. 26, 2022	Oct. 27, 2021	Aug. 26, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Carrying value of convertible notes payable, net of discount							$ 5,850,000		$ 5,850,000			$ 3,936,185
Carrying value of Auctus note							5,850,000		5,850,000			3,936,185
Amortization of debt discount									461,482
Total face value							5,850,000		5,850,000			6,050,000	$ 167,550
Debt instrument converted principal amount					$ 6,050,000				0	$ 2,777,081		2,894,974	117,893
Carrying value of convertible notes payable, net of discount							5,850,000		5,850,000			3,936,185	158,196
Purchase price					5,142,500
Amortization of debt discount					$ 907,500		0	$ (1,264,931)	(461,842)	(1,413,959)		4,629,089	303,942
Conversion price					$ 0.1187
Aggregate warrant issued of common stock					50,968,828
Fair value of warrant					$ 2,777,081
Fair value of beneficial conversion feature associated with convertible debt Additional paid in capital												2,365,419
Offering price per share					75.00%
Professional fees					$ 433,550		78,568	102,484	168,628	132,025		444,012	190,693
Interest expenses												138,943	7,409
Loss on an extinguishment						$ 186,954	(689,621)	$ (4)	(4,259,987)	(536)	$ (186,954)	535
Amortization of debt discount									461,842	1,413,959		4,629,089	$ 303,912
Convertible notes payable, aggregate face value							130,000		130,000			$ 250,000
Secured Debt [Memebr] | Senior Secured Note [Member] | Auctus Fund, LLC [Member]
Original issue discount					907,500
Debt instrument converted principal amount					25,000
Purchase price					$ 5,142,500
Conversion price					$ 0.1187
Aggregate warrant issued of common stock					50,968,828
Exercise price					$ 0.1187
Fair value of warrant					$ 2,777,081
Fair value of beneficial conversion feature associated with convertible debt Additional paid in capital							2,365,419		2,365,419
Offering price per share					75.00%
Professional fees					$ 433,550
Secured Debt [Memebr] | Promissory Note [Member] | Auctus Fund, LLC [Member] | October 27, 2021 [Member]
Debt instrument converted principal amount			$ 6,050,000	$ 6,050,000	$ 6,050,000
Exercise price				$ 0.09
Maturity date			Mar. 15, 2023	Nov. 01, 2022
New warrant to purchase shares of Common Stock			25,000,000	25,000,000
Prepayment of the Note	$ 50,000	$ 50,000		$ 100,000
Loss on an extinguishment			$ 689,621	$ 3,570,366
Warrants [Member]
Warrants Issued												8,848,333
Exercise price												$ 0.025
Fair value												$ 156,225
Between September 27 2019 and Aug 10 2021 [Member]
Amortization of debt discount										1,413,959
Interest expenses										$ 4,014
Convertible notes payable, aggregate face value							892,300		892,300
Convertible note payable issued by AAT							$ 342,950		$ 342,950			$ 342,950
Conversion price description									Of the $892,300, $342,950 is convertible at $.0033 per share, $87,000 is convertible at $0.025 per share, $180,550 is convertible at $.03 per share, $31,800 is convertible at $0.003 per share, and the remaining $250,000 is convertible at $.06 per share			Of the $892,300, $342,950 is convertible at $.0033 per share, $87,000 is convertible at $0.025 per share, $180,550 is convertible at $.03 per share, $31,800 is convertible at $0.003 per share, and the remaining $250,000 is convertible at $.06 per share
Interest rate							6.00%		6.00%			6.00%
Debt Instrument Convertible Beneficial Conversion Feature remaining												$ 892,300